PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Reconciliation of Defined Benefit Obligation, Plan Assets and Statements of Financial Position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Return on plan assets less than discount rate	$ 235	$ 404
Recognized liabilities	(2,338)	(2,741)
Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	1,548
Past service cost - Plan amendments	(44)	9	$ 5
Past service cost - Settlements	(4)
Balance at end of the period	1,224	1,548
Present value of the wholly or partly funded obligation	(3,706)	(4,198)
Fair value of plan assets	3,431	3,771
Net present value of the wholly or partly funded obligation	(275)	(427)
Present value of the unfunded obligation	(908)	(1,086)
Prepaid due to unrecoverable surpluses	(41)	(35)	(33)
Net amount recognized	(1,224)	(1,548)
Net assets related to funded obligations	86	46
Recognized liabilities	(1,310)	(1,594)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(35)	(33)
Interest cost on unrecoverable surplus	(2)	(2)
Change in unrecoverable surplus in excess of interest	(5)	1
Exchange rates changes	1	(1)
Unrecoverable surplus at end of the period	(41)	(35)	(33)
Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	5,284	4,932
Current service cost	83	74
Interest cost on DBO	250	267
Past service cost - Plan amendments	(44)	9
Past service cost - Curtailments	(1)	(6)
Past service cost - Settlements	(7)
Plan participants’ contribution	2	1
Actuarial (gain) loss	(64)	272
Demographic assumptions	20	15
Financial assumptions	(95)	246
Experience adjustment	11	11
Benefits paid	(402)	(382)
Divestments (note 2.3.1)		(50)
Foreign currency exchange rate differences and other movements	(487)	167
Balance at end of the period	4,614	5,284	4,932
Net amount recognized	(4,614)	(5,284)	(4,932)
Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(3,771)	(3,466)
Interest cost on DBO	(171)	(183)
Past service cost - Settlements	3
Plan participants’ contribution	(2)	(1)
Benefits paid	315	297
Foreign currency exchange rate differences and other movements	341	(108)
Return on plan assets less than discount rate	64	221
Employer contribution	82	89
Balance at end of the period	(3,431)	(3,771)	(3,466)
Net amount recognized	3,431	3,771	3,466
Canada | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	9
Past service cost - Plan amendments	0	0	9
Past service cost - Settlements	0
Balance at end of the period	(53)	9
Present value of the wholly or partly funded obligation	(2,255)	(2,487)
Fair value of plan assets	2,352	2,517
Net present value of the wholly or partly funded obligation	97	30
Present value of the unfunded obligation	(9)	(11)
Prepaid due to unrecoverable surpluses	(35)	(28)	(27)
Net amount recognized	53	(9)
Net assets related to funded obligations	79	42
Recognized liabilities	(26)	(51)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(28)	(27)
Interest cost on unrecoverable surplus	(2)	(2)
Change in unrecoverable surplus in excess of interest	(6)	1
Exchange rates changes	1	0
Unrecoverable surplus at end of the period	(35)	(28)	(27)
Canada | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	2,498	2,375
Current service cost	16	14
Interest cost on DBO	110	120
Past service cost - Plan amendments	0	0
Past service cost - Curtailments	0	0
Past service cost - Settlements	0
Plan participants’ contribution	0	0
Actuarial (gain) loss	24	130
Demographic assumptions	20	4
Financial assumptions	9	123
Experience adjustment	(5)	3
Benefits paid	(188)	(193)
Divestments (note 2.3.1)		0
Foreign currency exchange rate differences and other movements	(196)	52
Balance at end of the period	2,264	2,498	2,375
Net amount recognized	(2,264)	(2,498)	(2,375)
Canada | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(2,517)	(2,400)
Interest cost on DBO	(106)	(118)
Past service cost - Settlements	0
Plan participants’ contribution	0	0
Benefits paid	187	192
Foreign currency exchange rate differences and other movements	198	(54)
Return on plan assets less than discount rate	92	118
Employer contribution	22	19
Balance at end of the period	(2,352)	(2,517)	(2,400)
Net amount recognized	2,352	2,517	2,400
Brazil | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	60
Past service cost - Plan amendments	0	0	0
Past service cost - Settlements	0
Balance at end of the period	28	60
Present value of the wholly or partly funded obligation	(351)	(507)
Fair value of plan assets	326	451
Net present value of the wholly or partly funded obligation	(25)	(56)
Present value of the unfunded obligation	0	0
Prepaid due to unrecoverable surpluses	(3)	(4)	(3)
Net amount recognized	(28)	(60)
Net assets related to funded obligations	0	0
Recognized liabilities	(28)	(60)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(4)	(3)
Interest cost on unrecoverable surplus	0	0
Change in unrecoverable surplus in excess of interest	1	0
Exchange rates changes	0	(1)
Unrecoverable surplus at end of the period	(3)	(4)	(3)
Brazil | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	507	431
Current service cost	0	0
Interest cost on DBO	46	43
Past service cost - Plan amendments	0	0
Past service cost - Curtailments	0	0
Past service cost - Settlements	0
Plan participants’ contribution	0	0
Actuarial (gain) loss	(51)	38
Demographic assumptions	0	0
Financial assumptions	(73)	33
Experience adjustment	22	5
Benefits paid	(38)	(40)
Divestments (note 2.3.1)		0
Foreign currency exchange rate differences and other movements	(113)	35
Balance at end of the period	351	507	431
Net amount recognized	(351)	(507)	(431)
Brazil | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(451)	(391)
Interest cost on DBO	(39)	(39)
Past service cost - Settlements	0
Plan participants’ contribution	0	0
Benefits paid	38	40
Foreign currency exchange rate differences and other movements	98	(31)
Return on plan assets less than discount rate	(32)	26
Employer contribution	4	4
Balance at end of the period	(326)	(451)	(391)
Net amount recognized	326	451	391
Europe | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	1,217
Past service cost - Plan amendments	(44)	3	(4)
Past service cost - Settlements	(4)
Balance at end of the period	1,034	1,217
Present value of the wholly or partly funded obligation	(1,072)	(1,173)
Fair value of plan assets	726	773
Net present value of the wholly or partly funded obligation	(346)	(400)
Present value of the unfunded obligation	(685)	(814)
Prepaid due to unrecoverable surpluses	(3)	(3)	(3)
Net amount recognized	(1,034)	(1,217)
Net assets related to funded obligations	6	4
Recognized liabilities	(1,040)	(1,221)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(3)	(3)
Interest cost on unrecoverable surplus	0	0
Change in unrecoverable surplus in excess of interest	0	0
Exchange rates changes	0	0
Unrecoverable surplus at end of the period	(3)	(3)	(3)
Europe | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	1,987	1,849
Current service cost	55	48
Interest cost on DBO	67	69
Past service cost - Plan amendments	(44)	3
Past service cost - Curtailments	(1)	(6)
Past service cost - Settlements	(4)
Plan participants’ contribution	2	1
Actuarial (gain) loss	(26)	88
Demographic assumptions	0	10
Financial assumptions	(21)	86
Experience adjustment	(5)	(8)
Benefits paid	(145)	(121)
Divestments (note 2.3.1)		0
Foreign currency exchange rate differences and other movements	(134)	56
Balance at end of the period	1,757	1,987	1,849
Net amount recognized	(1,757)	(1,987)	(1,849)
Europe | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(773)	(647)
Interest cost on DBO	(25)	(25)
Past service cost - Settlements	0
Plan participants’ contribution	(2)	(1)
Benefits paid	89	64
Foreign currency exchange rate differences and other movements	45	(23)
Return on plan assets less than discount rate	4	75
Employer contribution	56	66
Balance at end of the period	(726)	(773)	(647)
Net amount recognized	726	773	647
Other | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	262
Past service cost - Plan amendments	0	6	0
Past service cost - Settlements	0
Balance at end of the period	215	262
Present value of the wholly or partly funded obligation	(28)	(31)
Fair value of plan assets	27	30
Net present value of the wholly or partly funded obligation	(1)	(1)
Present value of the unfunded obligation	(214)	(261)
Prepaid due to unrecoverable surpluses	0	0	0
Net amount recognized	(215)	(262)
Net assets related to funded obligations	1	0
Recognized liabilities	(216)	(262)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	0	0
Interest cost on unrecoverable surplus	0	0
Change in unrecoverable surplus in excess of interest	0	0
Exchange rates changes	0	0
Unrecoverable surplus at end of the period	0	0	0
Other | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	292	277
Current service cost	12	12
Interest cost on DBO	27	35
Past service cost - Plan amendments	0	6
Past service cost - Curtailments	0	0
Past service cost - Settlements	(3)
Plan participants’ contribution	0	0
Actuarial (gain) loss	(11)	16
Demographic assumptions	0	1
Financial assumptions	(10)	4
Experience adjustment	(1)	11
Benefits paid	(31)	(28)
Divestments (note 2.3.1)		(50)
Foreign currency exchange rate differences and other movements	(44)	24
Balance at end of the period	242	292	277
Net amount recognized	(242)	(292)	(277)
Other | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(30)	(28)
Interest cost on DBO	(1)	(1)
Past service cost - Settlements	3
Plan participants’ contribution	0	0
Benefits paid	1	1
Foreign currency exchange rate differences and other movements	0	0
Return on plan assets less than discount rate		2
Employer contribution	0	0
Balance at end of the period	(27)	(30)	(28)
Net amount recognized	$ 27	$ 30	$ 28